Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
26.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Sales & other services	—	—	1
Other purchases	15	12	1
Accounts receivable	7	7	7
Accounts payable	52	51	51

For the years ended December 31, 2018, 2017 and 2016, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: Orange, MicroOLED and Incard do Brazil. The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 10.

The Company made a contribution of $0.5 million for the years ended December 31, 2018 and 2017 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. For the year ended December 31, 2016 there was no contribution. Certain members of the Foundation’s Board are senior members of the Company’s management.